Financial risk management - Summary Of Percentage Of Change In Currency Exchange Rate (Detail) - US Dollar [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
5% currency devaluation [member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Changes in currency rates %	5.00%	5.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ 20,665	S/ 21,165
10% currency devaluation [member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Changes in currency rates %	10.00%	10.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ 41,330	S/ 42,329
15% currency devaluation [member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Changes in currency rates %	15.00%	15.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ 61,994	S/ 63,494
5% currency revaluation [member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Changes in currency rates %	5.00%	5.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ (20,665)	S/ (21,165)
10% currency revaluation [member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Changes in currency rates %	10.00%	10.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ (41,330)	S/ (42,329)
15% currency revaluation [member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Changes in currency rates %	15.00%	15.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ (61,994)	S/ (63,494)